----------------------
                          UNITED STATES                     OMB APPROVAL
                                                        ----------------------
                SECURITIES AND EXCHANGE COMMISSION      OMB Number: 3235-0456
                      Washington, D.C. 20549            Expires:August 31, 2000
                                                        Estimated average
                                                        burden hours per
                                                        response.1
                                                        ----------------------
                            FORM 24F-2
                 ANNUAL NOTICE OF SECURITIES SOLD
                      PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
    1.   Name and address of issuer:

         NEUBERGER BERMAN INCOME FUNDS
         605 THIRD AVENUE
         New York, NY 10158

--------------------------------------------------------------------------------
    2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):     /X/







--------------------------------------------------------------------------------
    3.   Investment Company Act File Number:    811-3802


         Securities Act File Number:  2-85229


--------------------------------------------------------------------------------
    4(a). Last day of fiscal year for which this Form is filed:

          October 31

--------------------------------------------------------------------------------
    4(b). / /  Check box if this Form is being filed late (i.e., more than
               90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)                   N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
    4(c) / /   Check box if this is the last time the issuer will be filing this
         Form.                                       N/A


--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
         5. Calculation of registration fee:

              (i)    Aggregate sale price of securities sold
                     during the fiscal year pursuant to                                            $3,297,851,034
                     section 24(f):                                                                 -------------

              (ii)   Aggregate price of securities redeemed
                     or repurchased during the fiscal year:              $2,917,848,136
                                                                          -------------
              (iii)  Aggregate price of securities redeemed
                     or repurchased during any PRIOR fiscal
                     year ending no earlier than October 1,
                     1995 that were not previously used to
                     reduce registration fees payable to the             $    0
                     Commission:                                          ----------

              (iv)   Total available redemption credits [add Items 5(ii)
                     and 5(iii)]:                                                                  $2,917,848,136
                                                                                                    -------------
              (v)    Net sales - if item 5(i) is greater
                     than Item 5(iv) [subtract item 5(iv)                                          $380,002,898
                     from Item 5(i)]:                                                               -----------

        -------------------------------------------------------------------------------------------------------------
              (vi)   Redemption credits available for use in
                     future years  -- if Item 5(i) is less               $(  0  )
                     than Item 5(iv) [subtract Item 5(iv)                 -------
                     from Item 5(i)]:
        -------------------------------------------------------------------------------------------------------------

              (vii)  Multiplier for determining registration
                     fee (See Instruction C.9):                                                    x .000264
                                                                                                     -------

              (viii) Registration fee due [multiply Item
                     5(v) by Item 5(vii)] (enter "0" if no                                                                 =
                     fee is due):                                                                  $100,320.77
                                                                                                    ==========

----------------------------------------------------------------------------------------------------------------------
         6.     Prepaid Shares

                If the response to Item 5(i) was  determined  by  deducting an amount of  securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect  before  October 11, 1997,  then report the amount of  securities  (number of shares  or other  units)  deducted  here:  _______________.  If there is a number of shares or other units that were registered  pursuant to rule 24e-2 remaining  unsold at the end of the fiscal  year for which this form is filed that are  available  for
                use  by  the  issuer  in  future  fiscal   years,   then  state  that  number  here:
                _______________.
                                                    N/A
----------------------------------------------------------------------------------------------------------------------
        7.      Interest  due - if this Form is being  filed  more than 90 days after the end of the
                Issuer's fiscal year (see Instruction D):

                                                                                                                           +
                                                    N/A                                           + $   0
                                                                                                     -------
----------------------------------------------------------------------------------------------------------------------
         8. Total of the amount of the registration fee due plus
            any interest due [line 5(viii) plus line 7]:
                                                                                                    $100,320.77
                                                                                                     ==========
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      9.   Date the  registration  fee and any interest  payment was sent to the
           Commission's lockbox depository:        January 25, 2000

                 Method of Delivery:

                             /X/     Wire Transfer
                             / /     Mail or other means

--------------------------------------------------------------------------------
                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael J. Weiner
                           -----------------------------------------------------
                           Michael J. Weiner, Vice President

Date January 26, 2000
     ----------------------

  *Please print the name and title of the signing officer below the signature.